Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets [Abstract]
Schedule of goodwill and intangible assets rollforward

Cost	Technology, Licenses and Similar Rights	Software	Patents	Goodwill	Others	Total

As of December 31, 2019	$1,274,547	$270,844	$264,826	$5,477	$131,200	$1,946,894
Additions	192,507	12,323	—	—	610	205,440
Acquisitions of subsidiaries	—	326	—	12,547	—	12,873
Disposals	(217,825)	(4,192)	(30,349)	—	—	(252,366)
As of December 31, 2020	1,249,229	279,301	234,477	18,024	131,810	1,912,841
Additions	32,471	4,300	—	—	—	36,771
Disposals	(79,958)	(32)	(4,554)	—	—	(84,544)
As of December 31, 2021	$1,201,742	$283,569	$229,923	$18,024	$131,810	$1,865,068

Accumulated Amortization
As of December 31, 2019	$821,298	$243,738	$173,057	$—	$74,020	$1,312,113
Additions	166,707	20,748	39,474	—	57,180	284,109
Impairments	(1,445)	—	—	—	—	(1,445)
Disposals	(201,674)	(1,891)	(26,313)	—	—	(229,878)
As of December 31, 2020	784,886	262,595	186,218	—	131,200	1,364,899
Additions	162,066	14,629	30,731	—	—	207,426
Disposals	(79,958)	129	(4,177)	—	—	(84,006)
As of December 31, 2021	$866,994	$277,353	$212,772	$—	$131,200	$1,488,319

Net book value as of December 31, 2020	$464,343	$16,706	$48,259	$18,024	$610	$547,942

Net book value as of December 31, 2021	$334,748	$6,216	$17,151	$18,024	$610	$376,749

Schedule of amortization expense
Amortization expenses on intangible assets are as follows:

	2019	2020	2021
Cost of revenue	$91,668	$99,581	$113,021
Research and development expenses	104,226	99,397	73,996
Selling, general and administrative expenses	46,431	85,131	20,409
Total	$242,325	$284,109	$207,426